Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Other Non-current Assets
Schedule of long-term time deposits and held-to-maturity debt securities by contractual maturity date

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$

Due in 1 year through 2 years	5,536,768	11,510,069	1,621,159
Due in 2 years through 3 years	5,503,515	17,274,928	2,433,123
	11,040,283	28,784,997	4,054,282

Schedule of contractual maturity date of the investments

As of December 31, 2022
		Gross	Gross	Fair Value
	Amortized	Unrealized	Unrealized	(Net Carrying
	Cost	Gains	Losses	Amount)
	RMB	RMB	RMB	RMB

Due in 5 years through 10 years	3,596,846	4,626	(25,998)	3,575,474

	As of December 31, 2023
				Fair Value	Fair Value
		Gross	Gross	(Net	(Net
	Amortized	Unrealized	Unrealized	Carrying	Carrying
	Cost	Gains	Losses	Amount)	Amount)
	RMB	RMB	RMB	RMB	US$

Due in 1 year through 5 years	14,140,990	43,561	—	14,184,551	1,997,852
Due in 5 years through 10 years	2,608,225	29,958	(6,357)	2,631,826	370,685
	16,749,215	73,519	(6,357)	16,816,377	2,368,537